Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations [Member]
Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	4,575	2,049	265
Amounts used in the computation of basic and diluted loss per	$ (2,592)	$ (5,789)	$ (3,950)
ADSs [Member] | Discontinued operations [Member]
Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	4,575	2,049	258
Amounts used in the computation of basic and diluted loss per	$ (2,592)	$ (5,789)	$ (3,482)
Ordinary shares [Member] | Continuing operations [member]
Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per			7
Amounts used in the computation of basic and diluted loss per			$ (468)